Financial risks (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 45 and 46 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2019	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollater- alization)	Net exposure
Debt securities - carried at fair value	86,853	-	-	267	-	-	-	267	-	86,586

Money market and other short-term investments - carried at fair value	5,327	-	363	-	-	-	-	363	23	4,987

Mortgage loans - carried at amortized cost	37,750	2,648	-	65	61,159	-	-	63,872	26,249	127

Private loans - carried at amortized cost	4,487	51	-	-	-	-	-	51	-	4,436

Other loans - carried at amortized cost	2,353	-	-	-	-	-	2,008	2,008	1,329	1,674

Other financial assets - carried at fair value	4,083	-	-	-	-	-	-	-	-	4,083

Derivatives	10,658	2,666	47	31	-	8,186	-	10,930	283	10

Reinsurance assets	20,835	-	3,884	105	-	-	-	3,989	-	16,845
At December 31	172,346	5,365	4,294	468	61,159	8,186	2,008	81,481	27,884	118,749

2018	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollateral- ization)	Net exposure

Debt securities - carried at fair value	81,253	-	-	169	-	-	-	169	-	81,084

Money market and other short-term investments - carried at fair value	6,307	-	484	-	-	-	-	484	29	5,852

Mortgage loans - carried at amortized cost	36,240	2,535	-	136	57,009	-	-	59,680	23,589	149

Private loans - carried at amortized cost	4,103	45	-	-	-	-	-	45	-	4,058

Other loans - carried at amortized cost	2,310	-	-	-	-	-	1,960	1,960	1,238	1,589

Other financial assets - carried at fair value	3,551	-	-	-	-	-	-	-	-	3,551

Derivatives	7,337	2,627	233	31	-	4,606	-	7,496	225	66

Reinsurance assets	20,505	-	4,035	104	-	-	-	4,139	-	16,366
At December 31	161,607	5,207	4,752	439	57,009	4,606	1,960	73,972	25,081	112,715

Summary of Credit Risk Rating Grades
Aegon group level long-term counterparty exposure limits are as follows:
Group limits per credit rating

Amounts in EUR million	2019	2018

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios
The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

Credit rating general account investments, excluding reinsurance assets 2019	Americas		The Netherlands		United Kingdom		Southern & Eastern Europe
	Amortized		Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value	cost	Fair value

AAA	1,311	14,664	1,799	13,342	-	91	-	15

AA	3,671	4,162	82	7,625	-	624	-	101

A	3,580	19,752	47	8,271	-	307	61	592

BBB	275	19,062	970	1,758	-	120	5	572

BB	15	1,314	49	97	-	1	-	10

B	4	926	-	2	-	-	36	212

CCC or lower	-	677	-	-	-	-	-	1

Assets not rated	1,971	4,028	30,306	1,493	-	959	16	72

Total	10,827	64,584	33,251	32,589	-	2,103	118	1,574

Past due and / or impaired assets	95	1,051	210	19	-	-	-	-
At December 31	10,922	65,635	33,460	32,609	-	2,103	118	1,574

Credit rating general account investments, excluding reinsurance assets 2019	Asia		Asset Management			Total 2019 1)
	Amortized		Amortized		Amortized		Total carrying
	cost	Fair value	cost	Fair value	cost	Fair value	value

AAA	-	1,032	-	164	3,110	29,322	32,431

AA	-	500	-	2	3,752	13,014	16,766

A	-	2,260	-	11	3,688	31,206	34,895

BBB	-	2,530	-	15	1,249	24,058	25,307

BB	-	158	-	27	64	1,678	1,742

B	-	100	-	34	40	1,274	1,314

CCC or lower	-	13	-	9	-	699	699

Assets not rated	42	17	-	5	32,383	6,789	39,172

Total	42	6,611	-	266	44,286	108,040	152,327
Past due and / or impaired assets	-	9	-	-	305	1,101	1,406
At December 31	42	6,620	-	266	44,591	109,142	153,732

1	Includes investments of Holding and other activities.

Credit rating general account investments, excluding reinsurance assets 2018	Americas		The Netherlands		United Kingdom		Southern & Eastern Europe
	Amortized		Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value	cost	Fair value

AAA	941	15,338	1,611	12,956	-	84	-	10

AA	3,104	3,855	83	6,704	-	594	-	100

A	3,567	17,428	55	2,482	-	291	54	505

BBB	266	17,609	924	1,299	-	95	3	682

BB	7	1,393	52	39	-	1	9	22

B	-	1,013	-	-	-	-	64	105

CCC or lower	-	741	-	-	-	-	1	1

Assets not rated	1,952	4,126	29,534	4,423	-	1,085	13	70

Total	9,837	61,501	32,259	27,905	-	2,149	143	1,496

Past due and / or impaired assets	108	1,346	277	25	-	-	-	1
At December 31	9,945	62,847	32,536	27,930	-	2,149	143	1,497

	Asia		Asset Management			Total 2018 1)
Credit rating general account investments, excluding reinsurance assets 2018	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	987	-	136	2,552	29,518	32,070

AA	-	372	-	-	3,188	11,626	14,813

A	-	1,823	-	5	3,675	22,542	26,218

BBB	-	2,186	-	1	1,193	21,871	23,064

BB	-	140	-	9	68	1,653	1,721

B	-	132	-	17	64	1,267	1,331

CCC or lower	-	22	-	9	1	773	774

Assets not rated	16	14	-	5	31,527	9,960	41,488

Total	16	5,676	-	181	42,268	99,210	141,478

Past due and / or impaired assets	-	27	-	-	385	1,399	1,784
At December 31	16	5,704	-	181	42,653	100,609	143,263

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2019	Carrying value 2018

AAA	-	-

AA	10,477	9,150

A	10,002	11,041

Below A	40	30

Not rated	316	284
At December 31	20,835	20,505

Schedule of Credit Risk Concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2019	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2019 1 )	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	2,289	311	-	-	128	-	2,729	909

Commercial mortgage-backed securities (CMBSs)	3,428	13	128	-	584	1	4,154	8

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	519	1,050	-	-	73	-	1,642	4

ABSs – Other	1,724	73	72	6	384	-	2,258	1

Financial - Banking	6,561	2,684	154	224	928	3	10,554	4

Financial - Other	8,885	191	38	71	742	154	10,096	4

Industrial	23,158	2,243	234	176	2,966	57	28,835	61

Utility	3,760	136	67	45	402	1	4,411	52

Government bonds	9,558	16,072	449	975	401	44	27,500	2
At December 31	59,882	22,773	1,143	1,497	6,609	260	92,180	1,046

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2019	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2019 1)

United States	8,893	1	-	4	309	2	9,210

Netherlands	-	6,316	-	-	-	-	6,316

United Kingdom	-	-	362	-	-	18	380

Austria	-	1,227	-	4	-	-	1,230

Belgium	-	1,097	21	5	-	-	1,123

Finland	-	135	-	-	-	-	135

France	-	1,512	35	3	-	-	1,551

Germany	-	4,649	-	-	-	-	4,649

Hungary	2	-	-	345	-	-	348

Luxembourg	-	807	-	-	-	-	807

Spain	-	95	-	273	-	-	368

Rest of Europe	85	216	-	336	6	3	646

Rest of world	576	17	32	5	85	22	737
Supranational	1	-	-	-	-	-	1

At December 31	9,558	16,072	449	975	401	44	27,500

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2019 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2019 1)

AAA	20,324	719	6,344	1,861	29,248

AA	4,903	3,514	1,429	2	9,848

A	899	22,416	1,378	-	24,693

BBB	949	22,137	284	-	23,371

BB	110	1,292	122	-	1,524

B	297	956	27	-	1,280

CCC or lower	18	309	1,197	-	1,524

Assets not rated	-	3	3	686	691

At December 31	27,500	51,347	10,783	2,549	92,180

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – debt securities and money market investments 2018	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2018 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	2,138	395	-	-	52	-	2,585	918

Commercial mortgage-backed securities (CMBSs)	3,314	35	127	-	537	-	4,013	14

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	717	1,669	-	-	61	-	2,447	3

ABSs – Other	1,915	247	61	6	323	-	2,552	40

Financial - Banking	6,423	1,473	132	210	815	6	9,059	29

Financial - Other	8,863	188	33	116	595	121	9,924	19

Industrial	21,060	1,515	213	148	2,486	33	25,457	187

Utility	3,572	115	60	51	370	-	4,169	144

Government bonds	9,607	15,948	438	889	457	17	27,356	8

At December 31	57,609	21,586	1,064	1,419	5,696	176	87,560	1,362

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2018	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2018 1)

United States	8,891	-	-	-	362	-	9,253

Netherlands	-	6,040	-	-	-	-	6,040

United Kingdom	-	-	356	1	-	17	374

Austria	-	1,102	-	4	-	-	1,106

Belgium	-	1,000	21	6	-	-	1,027

Finland	-	949	-	-	-	-	949

France	-	1,292	33	5	-	-	1,329

Germany	-	4,397	-	-	-	-	4,397

Hungary	3	-	-	410	-	-	413

Luxembourg	-	786	-	1	-	-	787

Spain	-	89	-	209	-	-	298

Rest of Europe	103	264	-	247	9	-	623

Rest of world	580	30	28	5	86	-	730

Supranational	30	-	-	-	-	-	30

At December 31	9,607	15,948	438	889	457	17	27,356

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2018 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2018 1)

AAA	20,479	772	6,505	1,753	29,511

AA	4,949	3,264	1,721	-	9,934

A	614	18,482	1,490	1	20,587

BBB	961	20,360	349	1	21,670

BB	215	1,279	144	-	1,638

B	136	1,003	69	-	1,207

CCC or lower	1	302	1,318	-	1,621

Assets not rated	-	-	-	1,391	1,391

At December 31	27,356	45,462	11,596	3,147	87,560

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans 2019	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2019 1)	Of which past due and /or impaired assets

Agricultural	69	-	-	-	-	-	69	-

Apartment	4,383	-	-	-	-	-	4,383	94

Industrial	1,266	-	-	-	-	-	1,266	-

Office	1,395	-	-	-	-	-	1,395	-

Retail	1,575	8	-	-	-	-	1,583	1

Other commercial	258	43	-	-	-	-	302	1

Residential	9	28,742	-	1	-	-	28,752	163

At December 31	8,956	28,793	-	1	-	-	37,750	259

1	Includes investments of Holding and other activities.

Credit risk concentrations – mortgage loans 2018	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2018 1)	Of which past due and / or impaired assets
Agricultural	69	-	-	-	-	-	69	15
Apartment	3,993	-	-	-	-	-	3,993	92
Industrial	871	-	-	-	-	-	871	-
Office	1,342	-	-	-	-	-	1,343	-
Retail	1,457	9	-	-	-	-	1,466	1
Other commercial	258	35	-	-	-	-	292	2
Residential	12	28,193	-	1	-	-	28,207	227
At December 31	8,002	28,237	-	1	-	-	36,240	337

1	Includes investments of Holding and other activities.

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

			Total income 2019	December 31, 2019
2019	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	140	97	237	2,729
Commercial mortgage-backed securities	138	182	320	4,153
Asset-backed securities	47	(1)	45	1,642
ABSs - Other	87	81	168	2,258
Total	412	358	769	10,782

			Total income 2018	December 31, 2018
2018	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	140	(3)	137	2,585

Commercial mortgage-backed securities	139	(41)	98	4,013

Asset-backed securities	54	-	54	2,447

ABSs - Other	84	15	99	2,552
Total	417	(28)	389	11,596

Summary of Amortized Cost and Fair Value of Debt Securities
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale
(AFS) portfolios, are as follows as of December 31, 2019, and December 31, 2018.

2019	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	7,443	1,377	(8)	8,812	8,478	335
Dutch government	4,869	1,448	-	6,316	6,267	49
Other government	8,901	2,989	(17)	11,872	11,662	210
Mortgage-backed securities	6,366	470	(25)	6,811	5,773	1,037
Asset-backed securities	3,776	103	(9)	3,869	2,881	989
Corporate	40,552	4,853	(167)	45,238	42,801	2,437
Money market investments	5,169	-	-	5,169	4,702	467
Other	976	49	(117)	908	628	280
Total	78,052	11,289	(345)	88,995	83,192	5,803

Of which held by Aegon Americas and NL	69,012	10,493	(327)	79,178	74,025	5,153

2018	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	6,973	603	(127)	7,449	4,772	2,676
Dutch government	4,908	1,136	(3)	6,040	6,002	38
Other government	11,327	684	(54)	11,957	11,105	852
Mortgage-backed securities	6,275	366	(84)	6,557	3,700	2,857
Asset-backed securities	4,948	65	(55)	4,958	1,825	3,133
Corporate	39,770	1,748	(1,138)	40,379	21,441	18,939
Money market investments	5,955	-	-	5,955	5,701	254
Other	919	71	(88)	902	707	194
Total	81,073	4,673	(1,550)	84,196	55,253	28,943

Of which held by Aegon Americas and NL	72,520	4,336	(1,352)	75,504	50,976	24,528

Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position
The composition by industry category of Aegon’s
available-for-sale
(AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2019, and December 31, 2018, is presented in the following table:

	December 31, 2019		December 31, 2018
Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses

Residential mortgage-backed securities (RMBSs)	413	(18)	446	(30)

Commercial mortgage-backed securities (CMBSs)	494	(6)	2,012	(45)

Asset-backed securities (ABSs) - CDOs backed by

ABS, Corp. bonds, Bank loans	662	(5)	2,088	(42)

ABSs - Other	242	(4)	829	(10)

Financial Industry - Banking	349	(20)	2,522	(106)

Financial Industry - Insurance	104	(5)	646	(36)

Financial Industry - Other	615	(15)	1,523	(69)

Industrial	1,293	(105)	10,073	(684)

Utility	249	(10)	1,258	(78)

Government	453	(23)	2,935	(164)

Other	279	(117)	194	(88)

Total held by Aegon Americas and NL	5,153	(327)	24,528	(1,352)

Held by other segments	650	(18)	4,415	(197)

Total	5,803	(345)	28,943	(1,550)

Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio	The following table shows the breakdown of Aegon America’s RMBS available-for-sale
(AFS) portfolio.

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

GSE guaranteed	735	43	-	-	-	778	782

Prime jumbo	6	16	1	2	32	56	62

Alt-A	48	59	15	10	242	373	462

Negative amortization floaters	-	2	-	9	382	394	468

Other housing	2	9	2	7	317	337	449

At December 31, 2019	790	129	18	28	973	1,938	2,222

Of which insured	-	-	16	4	88	109	100

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

GSE guaranteed	450	149	-	-	-	599	599

Prime jumbo	-	16	1	5	98	120	124

Alt-A	-	59	17	5	221	301	397

Negative amortization floaters	-	1	-	11	438	450	533

Other housing	-	13	4	16	333	366	450

At December 31, 2018	450	238	22	36	1,089	1,836	2,102

Of which insured	-	-	20	5	99	124	113

Summary of Credit Quality of Available-For-Sale (AFS) CMBS Portfolio
The tables below summarize the credit quality of Aegon Americas’
available-for-sale
(AFS) CMBS portfolio. Additionally, as of December 31, 2019, Aegon Americas has no investments in CMBS (December 31, 2018: EUR nil), which are classified as fair value through profit or loss.

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

CMBS	2,540	639	109	7	29	3,323	3,427

At December 31, 2019	2,540	639	109	7	29	3,323	3,427

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value

CMBS	2,635	567	65	3	57	3,326	3,310

CMBS and CRE CDOs	-	-	-	-	5	5	4

At December 31, 2018	2,635	567	65	3	62	3,331	3,314

Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio
The breakdown by quality of the
available-for-sale
(AFS) ABS portfolio of Aegon Americas and Aegon the Netherlands is as follows:

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	66	1	-	-	-	67	77
Autos	147	-	72	2	-	220	222
Small business loans	-	-	2	6	13	21	21
CDOs backed by ABS, Corp. bonds, Bank loans	1,201	229	45	42	49	1,567	1,569
Other ABS	429	98	760	104	9	1,400	1,444
At December 31, 2019	1,843	329	878	154	71	3,274	3,332

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	174	19	-	-	-	193	201
Autos	230	-	58	2	-	290	289
Small business loans	-	-	2	12	46	60	63
CDOs backed by ABS, Corp. bonds, Bank loans	1,535	479	216	146	46	2,423	2,386
Other ABS	525	151	774	88	8	1,547	1,563
At December 31, 2018	2,464	649	1,051	248	100	4,512	4,503

Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position
The table below shows the composition by maturity of all
available-for-sale
debt securities in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.

	December 31, 2019		December 31, 2018
Debt securities	Carrying value of securities with gross unrealized losses	Gross unrealized losses	Carrying value of securities with gross unrealized losses	Gross unrealized losses
One year or less	247	(1)	643	(18)
Over 1 through 5 years	983	(26)	5,545	(120)
Over 5 through 10 years	1,175	(47)	9,575	(446)
Over 10 years	2,002	(135)	8,317	(680)
Total	4,407	(210)	24,080	(1,264)

Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position
The table below shows the composition by credit quality of debt securities, available-for-sale,
in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.

	December 31, 2019		December 31, 2018
Debt securities	Carrying value of securities with unrealized losses	Unrealized losses	Carrying value of securities with unrealized losses	Unrealized losses
AAA	1,340	(10)	6,318	(186)
AA	452	(8)	1,468	(48)
A	662	(13)	5,345	(181)
BBB	1,345	(58)	8,881	(578)
BB	181	(17)	920	(90)
B	186	(25)	742	(87)
Below B	240	(78)	407	(95)
Total	4,407	(210)	24,080	(1,264)

Summary of Available-for-Sale Debt Securities With Unrealized Losses by Investment and Length of Time Individual Securities
The table below provides the length of time an
available-for-sale
security has been below cost and the respective unrealized loss.

	At December 31, 2019
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	2,178	132	(35)	(7)
6 – 12 months	128	45	(2)	(4)
> 12 months	1,493	432	(52)	(110)
Total	3,799	608	(89)	(121)

	At December 31, 2018
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss
0 – 6 months	8,354	977	(227)	(58)
6 – 12 months	9,976	609	(504)	(96)
> 12 months	3,681	483	(261)	(119)
Total	22,012	2,069	(992)	(272)

The unrealized loss increased during 2019 due mainly to widening credit spreads and increasing US Treasury rates.
Aging and severity unrealized losses
The table below provides the length of time a below investment grade security has been in an unrealized loss and the percentage of carrying value (CV) to amortized cost in Aegon Americas and Aegon the Netherlands.

		2019		2018
Aging and severity unrealized losses debt securities	Carrying value	Unrealized losses	Carrying value	Unrealized losses

CV 70-100% of amortized cost	131	(6)	970	(53)

CV 40-70% of amortized cost	1	(1)	7	(5)

CV < 40% of amortized cost	-	-	-	-

0-6 months	132	(7)	977	(58)

CV 70-100% of amortized cost	43	(3)	577	(76)

CV 40-70% of amortized cost	1	(1)	31	(18)

CV < 40% of amortized cost	-	-	-	(1)

6-12 months	45	(4)	609	(96)

CV 70-100% of amortized cost	175	(21)	143	(21)

CV 40-70% of amortized cost	33	(22)	8	(5)

CV < 40% of amortized cost	4	(9)	1	(2)

12-24 months	213	(52)	151	(28)

CV 70-100% of amortized cost	192	(24)	265	(34)

CV 40-70% of amortized cost	13	(9)	58	(43)

CV < 40% of amortized cost	14	(25)	8	(13)

> 24 months	219	(58)	331	(90)
Total	608	(121)	2,069	(272)

Summary of Realized Gains and Losses on Debt Securities
The following table provides the realized gains and losses on the debt securities of Aegon Americas and Aegon the Netherlands for the twelve months ended December 31, 2019, and December 31, 2018.

Gross realized gains and (losses)	Gross realized gains	Gross realized losses

December 31, 2019

Debt securities	405	(66)

December 31, 2018

Debt securities	156	(378)

Summary of Length of Time Security and Respective Realized Loss
The table below provides the length of time the security was below cost prior to the sale and the respective realized loss for assets not considered impaired.

	Gross realized losses
	0 -12 months	>12 months	Total

December 31, 2019

Debt securities	(32)	(34)	(66)

December 31, 2018

Debt securities	(145)	(233)	(378)

Summary of Composition of Impairment Losses and Recoveries
The composition of Aegon Americas and Aegon the Netherlands’ bond impairment losses and recoveries by issuer for the periods ended December 31, 2019, and December 31, 2018, is presented in the table below. Those issuers with impairments or recoveries above EUR 25 million are specifically noted.

	2019	2018
	(Impairment) / recovery	(Impairment) / recovery
Impairments:

Other (none individually greater than EUR 25 million)	(49)	(24)

Subtotal	(49)	(24)

Recoveries:

Total recoveries	66	34

Sub-total	66	34

Net (impairments) and recoveries	17	10

Summary of Financial Assets that are Either Past Due or Impaired

	2019				2018
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total

Debt securities - carried at fair value	70	21	10	101	108	121	48	277

Mortgage loans	198	3	-	201	192	22	2	215

Other loans	35	4	4	43	41	2	2	45

Accrued interest	1	-	1	2	3	3	-	6

Other financial assets - carried at fair value	22	-	-	22	-	-	-	-

At December 31	326	28	16	370	344	148	52	544

Impaired financial assets	Carrying amount 2019	Carrying amount 2018

Shares	30	33

Debt securities - carried at fair value	945	1,085

Mortgage loans	58	122

Other loans	3	3

Other financial assets - carried at fair value	4	5
At December 31	1,039	1,247

Summary of Unrealized Gains and Losses on Share Positions
The table below represents the unrealized gains and losses on share positions held by Aegon Americas and Aegon the Netherlands.

	Cost basis	Carrying value	Net unrealized gains / (losses)	Carrying value of securities with gross unrealized gains	Gross unrealized gains	Carrying value of securities with gross unrealized losses	Gross unrealized losses
December 31, 2019 Shares	290	312	23	254	47	58	(24)
December 31, 2018
Shares	371	391	20	304	40	86	(20)

Summary of Composition of Shares by Industry Sector in Unrealized Loss Position
The composition of shares by industry sector in an unrealized loss position held by Aegon Americas and Aegon the Netherlands at December 31, 2019, and December 31, 2018 is presented in the following table.

	2019		2018
Unrealized losses on shares	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Financials	28	(10)	49	(15)
Other	30	(14)	37	(6)
Total	58	(24)	86	(20)

Summary of Shares Cost Prior to Impairment
The table below provides the length of time the shares held by Aegon Americas and Aegon the Netherlands were below cost prior to their impairment in 2019 and 2018.

In million EUR	0- 6 months
2019 Shares	(2)
2018 Shares	(5)

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio
The general account equity, real estate and other
non-fixed-income
portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Holding and other activities	Total 2019

Equity funds	161	35	-	63	-	-	-	259

Common shares 1)	130	-	17	4	11	2	94	258

Preferred shares	208	-	-	-	-	-	70	279

Investments in real estate	653	2,229	-	19	-	-	-	2,901

Hedge funds	699	-	-	-	-	2	-	702

Other alternative investments	1,366	405	-	-	-	-	17	1,787

Other financial assets	1,055	1,080	874	10	-	1	-	3,020

At December 31	4,272	3,750	891	96	11	6	181	9,205

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Holding and other activities	Total 2018

Equity funds	141	196	-	63	-	-	-	401

Common shares 1)	203	-	3	6	7	1	66	287

Preferred shares	187	-	-	-	-	-	46	233

Investments in real estate	530	2,150	-	21	-	-	-	2,700

Hedge funds	678	1	-	-	-	2	-	681

Other alternative investments	1,206	438	-	-	-	-	22	1,666

Other financial assets	555	832	1,046	9	-	1	-	2,443

At December 31	3,501	3,617	1,050	99	7	5	134	8,412

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2019 1)	Of which impaired assets

Communication	26	-	-	-	-	-	32	-

Consumer	7	-	-	-	-	-	9	2

Financials	416	3	-	3	11	2	455	1

Funds	-	1,440	17	63	-	-	1,616	19

Industries	21	-	-	-	-	1	22	4

Other	29	-	-	7	-	2	88	2

At December 31	499	1,443	17	74	11	5	2,221	30

1	Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Manage- ment	Total 2018 1)	Of which impaired assets

Communication	26	-	-	-	-	-	32	-

Consumer	6	-	-	-	-	-	7	-

Financials	466	3	-	3	7	-	491	3

Funds	-	1,410	3	69	-	-	1,558	26

Industries	19	-	-	-	-	-	19	-

Other	15	-	-	2	-	4	54	3

At December 31	532	1,412	3	74	7	4	2,161	33

1	Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2019	2018	2017	2016	2015

S&P 500	3,231	2,507	2,674	2,239	2,044

Nasdaq	8,973	6,635	6,903	5,383	5,007

FTSE 100	7,542	6,728	7,688	7,143	6,242

AEX	605	488	545	483	442

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets

Immediate change of	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2019

Equity increase 10%	307	450

Equity decrease 10%	(374)	(525)

Equity increase 25%	721	1,083

Equity decrease 25%	(456)	(837)

2018

Equity increase 10%	293	405

Equity decrease 10%	(273)	(379)

Equity increase 25%	789	1,069

Equity decrease 25%	(308)	(562)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the last five years.

	2019	2018	2017	2016	2015

3-month US LIBOR	1.91%	2.81%	1.69%	1.00%	0.61%

3-month EURIBOR	(0.38%)	(0.31%)	(0.33%)	(0.32%)	(0.13%)

10-year US Treasury	1.91%	2.69%	2.41%	2.43%	2.27%

10-year Dutch government	(0.06%)	0.39%	0.53%	0.35%	0.79%

Schedule of Parallel Movement of Yield Curve

Parallel movement of yield curve	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2019
Shift up 100 basis points	945	(2,688)

Shift down 100 basis points	(1,236)	1,847

2018
Shift up 100 basis points	(677)	(3,892)

Shift down 100 basis points	1,188	2,819

Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity
Information on Aegon’s three year historical net income/(loss) and shareholders’ equity in functional currency are shown in the table below:

	2019	2018	2017
Net income

Americas (in USD)	1,323	61	1,762
United Kingdom (in GBP)	(29)	35	71

Equity in functional currency
Americas (in USD) 1)	18,117	15,111	17,617
United Kingdom (in GBP)	1,358	1,671	1,905

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2019	2018	2017	2016	2015
USD	1.12	1.14	1.20	1.05	1.09
GBP	0.85	0.90	0.89	0.85	0.74

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net income and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2019
Increase by 15% of USD currencies relative to the euro	203	2,528
Increase by 15% of GBP currencies relative to the euro	(11)	241
Increase by 15% of non-euro currencies relative to the euro	211	2,906
Decrease by 15% of USD currencies relative to the euro	(158)	(1,830)
Decrease by 15% of GBP currencies relative to the euro	9	(163)
Decrease by 15% of non-euro currencies relative to the euro	(150)	(2,094)

2018
Increase by 15% of USD currencies relative to the euro	1	1,909
Increase by 15% of GBP currencies relative to the euro	4	269
Increase by 15% of non-euro currencies relative to the euro	20	2,301
Decrease by 15% of USD currencies relative to the euro	3	(1,389)
Decrease by 15% of GBP currencies relative to the euro	(2)	(179)
Decrease by 15% of non-euro currencies relative to the euro	(9)	(1,659)

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

Maturity analysis – gross undiscounted contractual cash flows (for non-deriva tives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2019
Trust pass-through securities	-	9	36	106	67	218
Subordinated loans	-	109	437	347	3,077	3,971
Borrowings	-	3,967	4,202	1,109	1,119	10,397
Investment contracts 1)	14,281	1,930	1,888	1,001	795	19,895
Investment contracts for account of policyholders 1)	32,463	26,298	6	3	2	58,772
Lease liabilities	-	51	120	66	92	331
Other financial liabilities	4,867	2,713	313	96	257	8,245
Total financial liabilities (excluding investment/insurance contracts)	4,867	6,798	4,988	1,658	4,520	22,831
2018
Trust pass-through securities	-	9	36	110	69	223
Subordinated loans	-	66	266	201	1,400	1,933
Borrowings	-	1,713	8,136	1,499	2,825	14,174
Investment contracts 1)	13,305	1,439	1,831	985	1,517	19,077
Investment contracts for account of policyholders 1)	29,360	19,670	20	26	91	49,166
Other financial liabilities	5,849	2,445	81	45	38	8,457
Total financial liabilities (excluding investment/ insurance contracts)	5,849	4,234	8,519	1,854	4,332	24,787

Summary of Financial Liabilities Relating to Insurance and Investment Contracts	The cash benefit payments are presented on an undiscounted basis and are before deduction of tax and before reinsurance.

Financial liabilities relating to insurance and investment contracts 1)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2019
Insurance contracts	-	3,500	13,003	15,668	119,044	151,216
Insurance contracts for account of policyholders	-	9,666	36,782	36,571	130,299	213,318
Investment contracts	-	8,857	5,837	2,503	4,347	21,544
Investment contracts for account of policyholders	181	10,311	28,244	31,766	81,024	151,527
	181	32,335	83,868	86,508	334,714	537,605
2018
Insurance contracts	-	5,255	17,147	17,891	126,514	166,807
Insurance contracts for account of policyholders	-	8,382	35,238	36,455	130,475	210,550
Investment contracts	-	6,679	6,985	2,739	5,087	21,490
Investment contracts for account of policyholders	169	8,839	23,185	28,747	64,185	125,125
	169	29,155	82,556	85,831	326,261	523,972
1
The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 34 Insurance contracts and 35 Investments contracts.

Summary Of Maturity Analysis For Derivative Financial Instruments
The following table details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives 1) (Contractual cash flows)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2019

Gross settled
Cash inflows	-	17,162	3,098	4,470	11,628	36,357
Cash outflows	-	(17,056)	(2,922)	(3,570)	(10,071)	(33,619)

Net settled
Cash inflows	-	865	3,091	3,537	6,798	14,292
Cash outflows	-	(983)	(2,594)	(2,832)	(7,716)	(14,126)
2018

Gross settled
Cash inflows	-	23,453	8,092	11,323	21,233	64,101
Cash outflows	-	(23,143)	(7,351)	(10,832)	(20,816)	(62,141)

Net settled
Cash inflows	-	156	709	982	2,230	4,078
Cash outflows	-	(66)	(288)	(516)	(5,743)	(6,614)
1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Life insurance general account [member]
Statement [LineItems]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2019	18,712	2	18,714
Gross premium and deposits – existing and new business	2,170	-	2,170
Unwind of discount / interest credited	887	-	887
Insurance liabilities released	(3,028)	-	(3,028)
Fund charges released	(85)	-	(85)
Changes to valuation of expected future benefits	(16)	-	(16)
Net exchange differences	369	-	369
Disposal of a business	-	(2)	(2)
Transfer to/from insurance contracts	22	-	22

Other movements	16	-	16
At December 31, 2019	19,046	-	19,046

At January 1, 2018	17,419	2	17,421
Gross premium and deposits – existing and new business	2,038	3	2,041
Unwind of discount / interest credited	860	-	860
Insurance liabilities released	(2,518)	(3)	(2,521)
Fund charges released	(82)	-	(82)
Changes to valuation of expected future benefits	109	-	109
Policy transfers	25	-	25
Net exchange differences	858	-	858

Other movements	2	-	2
At December 31, 2018	18,712	2	18,714

Non-life insurance [member]
Statement [LineItems]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Movements during the year in reinsurance assets relating to non-life insurance:	2019	2018
At January 1	1,356	1,327
Gross premium and deposits – existing and new business	99	84
Unwind of discount / interest credited	88	84
Insurance liabilities released	(127)	(123)
Changes in unearned premiums	(30)	(28)
Incurred related to current year	80	77
Incurred related to prior years	56	36
Release for claims settled current year	(23)	(18)
Release for claims settled prior years	(124)	(130)
Change in IBNR	(19)	12
Shadow accounting adjustment	-	(24)
Net exchange differences	25	65

Other movements	(4)	(8)
At December 31	1,376	1,356

Financial assets at amortised cost, class [member]
Statement [LineItems]
Summary of Credit Risk Rating Grades
The table below details the credit risk rating grades, as of December 31, 2019, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2019
Shares – Carried at fair value	-	-	-	43	27	-	-	-	70
Debt securities – Carried at fair value	26,723	8,989	20,112	22,296	1,364	1,244	1,283	3	82,014
Money market and other short-term investments – carried at fair value	255	193	2,164	112	-	-	-	-	2,724
Mortgage loans – Carried at amortized cost	1,311	3,671	3,580	369	15	4	-	29,574	38,524
Private loans – Carried at amortized cost	1,799	82	198	970	49	-	-	1,383	4,479
Other financial assets – Carried at fair value	-	-	57	10	33	38	-	40	177

At December 31	30,088	12,933	26,111	23,800	1,487	1,285	1,283	31,000	127,988
2018
Shares – Carried at fair value	-	-	-	42	9	17	-	-	68
Debt securities – Carried at fair value	25,637	9,224	17,057	20,330	1,480	1,159	1,395	-	76,283
Money market and other short-term investments – carried at fair value	55	158	2,561	351	-	-	-	-	3,126
Mortgage loans – Carried at amortized cost	941	3,204	3,567	266	15	-	-	28,647	36,639
Private loans – Carried at amortized cost	1,611	83	261	924	52	-	-	1,136	4,068
Other financial assets – Carried at fair value	-	-	64	12	44	61	1	70	252

At December 31	28,244	12,670	23,510	21,925	1,601	1,237	1,396	29,853	120,436